OTHER FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Financial Income And Cost [Abstract]
Schedule of other financial income and expenses

Amounts in $ ‘000	2025	2024	2023
Interest income	2,176	4,858	3,663
Foreign currency gains	—	1,985	—
Other finance income	2,176	6,843	3,663
Amortization and interest on convertible bonds	(9,685)	(7,699)	(4,876)
Fees and expenses on repayment and issuance convertible bonds	—	(1,151)	—
Interest leases	(1,034)	(1,038)	(1,088)
Foreign currency losses	(7,225)	—	(2,971)
Other finance expenses	(196)	(56)	(134)
Other finance expenses	(18,140)	(9,944)	(9,069)

Total other finance income and expenses	(15,964)	(3,101)	(5,406)